MSC-Q1

Quarterly Report
June 30, 2026
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 3.6%
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	$1,500,000	$1,532,238
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,070,923
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	150,693
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	137,407
Greenville-Spartanburg, SC, Airport Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,104,952
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	2,081,591
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,000,000	1,021,277
		$9,099,081
General Obligations - General Purpose – 2.6%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$444,457
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	330,093	360,207
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	90,173	91,339
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	170,651	172,141
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	69,565	69,802
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	94,583	92,082
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	349,365	320,012
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	85,027
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,996,504
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	666,244
Lancaster County, SC, Public Facilities Corp., Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,000,000	1,052,971
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	201,782
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	184,930
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	173,676
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	330,642
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	144,878
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	207,713
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	82,559
		$6,676,966
General Obligations - Schools – 5.8%
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	$1,400,000	$1,271,721
Beaufort County, SC, School District General Obligation (South Carolina School District Credit Enhancement Program), “A”, 4%, 3/01/2048	2,000,000	1,973,454
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	632,913
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,506,016
Orangeburg County, SC, School District General Obligation (South Carolina School District Credit Enhancement Program), “A”, 5%, 4/01/2050 (w)	2,000,000	2,133,800
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,100,792
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,147,639
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,040,731
		$14,807,066
Healthcare Revenue - Hospitals – 12.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$238,623
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	44,864
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	28,620
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,981,833
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,164,801
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	1,000,000	1,053,406
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,000,000	932,088
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,470,000	1,411,305
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Mcleod Health Project), 5.25%, 11/01/2054	2,500,000	2,630,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	$1,000,000	$1,066,110
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,205,000	1,206,381
South Carolina Jobs-Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	2,000,000	2,037,958
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5.25%, 11/01/2044	1,000,000	1,098,708
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	272,196
South Carolina Jobs-Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	1,943,685
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	500,798
South Carolina Jobs-Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,836,312
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,054,122
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Indian Land Project), 5.25%, 11/15/2050	2,000,000	2,078,011
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Indian Land Project), FHA, 5.25%, 5/15/2045	2,150,000	2,293,217
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Nexton Project), 5.25%, 5/15/2047	150,000	157,698
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Nexton Project), 5.25%, 11/15/2047	850,000	894,166
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Nexton Project), 5.5%, 11/15/2050	2,000,000	2,125,869
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,000,000	2,872,670
		$31,924,403
Healthcare Revenue - Long Term Care – 3.1%
South Carolina Jobs-Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,252,719
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.625%, 10/01/2060	1,000,000	1,009,649
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Bishop Gadsden Episcopal Retirement Community), 5.25%, 4/01/2051	1,000,000	1,029,676
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	698,451
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	223,638
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	705,787
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.75%, 12/01/2060	1,000,000	1,012,805
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	1,000,454
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	985,229
		$7,918,408
Industrial Revenue - Environmental Services – 0.4%
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	$1,000,000	$999,545
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$260,000	$191,522
Industrial Revenue - Paper – 0.8%
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	$2,000,000	$2,011,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Land Development – 1.1%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$905,731
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	10,031
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	17,000	17,311
Dorchester County, SC, Summers Corner Improvement District, Assessment Rev., 5.5%, 10/01/2051	1,000,000	1,001,542
Goose Creek, SC, Carnes Crossroads Improvement District, Assessment Rev., 5.5%, 10/01/2055	1,000,000	1,011,846
		$2,946,461
Miscellaneous Revenue - Other – 0.8%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$575,000	$575,566
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	807,811
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	635,000	645,018
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	100,000	100,345
		$2,128,740
Multi-Family Housing Revenue – 7.3%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 5%, 9/01/2035	$1,000,000	$1,058,504
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	2,500,000	2,631,103
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	641,557	653,242
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	981,046	1,011,769
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	85,000	85,870
South Carolina Housing & Finance Development Authority, Multi-Family Housing Rev. (Settlement Manor Apartments Project), “A”, FNMA, 4.8%, 5/01/2043	1,000,000	1,052,712
South Carolina Housing & Finance Development Authority, Multi-Family Mortgage Backed (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	2,000,000	2,037,535
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	2,000,000	2,009,206
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	2,000,000	2,004,219
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Sixteenth Floor Obligated Group Project - Credit Enhanced), “A”, 4.25%, 12/01/2036	2,000,000	2,027,395
South Carolina State Housing & Development Authority, Multi-Family Rental Housing Rev. (Fannie Mae MBS Secured) (WillowBrook at Wateree), “A”, 4.55%, 8/01/2044	2,000,000	2,024,177
South Carolina State Housing Finance & Development Authority, Multi-Family Housing Rev. (Willowbrook at Wateree), “A”, 4.5%, 7/01/2043	2,000,000	2,020,966
		$18,616,698
Port Revenue – 2.5%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,705,254
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,763,049
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,055,052
		$6,523,355
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$190,000	$185,528
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	49,000	49,157
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	158,000	155,981
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,599,000	3,593,160
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	299,000	299,047
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	163,000	163,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	4,000	3,809
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	71,000	69,449
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	14,000	12,761
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	725,000	619,778
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	695,000	551,524
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	327,000	121,632
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	410,000	299,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (a)(d)(z)	$270,000	$243,000
		$6,367,152
Secondary Schools – 0.8%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2049 (n)	$250,000	$230,175
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Carolina Voyager Project), “A”, 5%, 6/15/2054 (n)	1,000,000	970,270
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	1,000,000	929,913
		$2,130,358
Single Family Housing - State – 10.0%
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	$1,195,000	$1,212,558
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	400,818
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.75%, 7/01/2043	235,000	228,384
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.8%, 1/01/2049	230,000	210,405
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.95%, 7/01/2053	965,000	974,299
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.75%, 1/01/2054	850,000	855,234
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 5.75%, 1/01/2054	2,360,000	2,545,290
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.25%, 7/01/2054	1,740,000	1,915,214
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	1,920,000	2,160,362
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.2%, 7/01/2042	1,975,000	1,956,989
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.6%, 7/01/2049	1,870,000	1,855,851
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.9%, 7/01/2053	1,295,000	1,306,151
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2054	1,625,000	1,768,264
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	1,850,000	2,030,604
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 7/01/2050	990,000	1,017,283
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 1/01/2055	990,000	1,010,457
South Carolina State Housing Finance & Development Authority, Mortgage Rev., “A”, GNMA, 4.5%, 7/01/2046	1,500,000	1,502,430
South Carolina State Housing Finance & Development Authority, Mortgage Rev., “A”, GNMA, 6%, 7/01/2056	2,000,000	2,220,648
South Carolina State Housing Finance & Development Authority, Mortgage Rev., “B-1”, 4.625%, 7/01/2046	500,000	501,637
		$25,672,878
State & Local Agencies – 10.3%
Anderson County, SC, Detention Facilities Corp. Installment Purchase Rev. (Anderson County Jail Project), “A”, 4.375%, 10/01/2045	$1,485,000	$1,504,857
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	745,000	686,339
Camden, SC, Public Facilities Corp., Installment Purchase Rev. (Camden City Hall & Public Safety Projects), 4.375%, 4/01/2049	500,000	497,093
Camden, SC, Public Facilities Corp., Installment Purchase Rev. (Camden City Hall & Public Safety Projects), 4.5%, 4/01/2051	500,000	501,695
Clemson, SC, Public Facilities Corp., Installment Purchase Rev. (City Improvement Project), 5%, 12/01/2050	1,200,000	1,248,732
Columbia, SC, Facilities Corp. Installment Purchase Rev. (City of Columbia Project), “A”, 5%, 6/01/2055	2,000,000	2,083,692
Florence County, SC, School District No. 3 Special Obligation, 4.25%, 12/01/2044	1,050,000	1,050,630
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2042	1,090,000	1,102,831
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2043	350,000	353,391
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2044	325,000	325,436
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 5%, 4/01/2043	1,000,000	1,089,659
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 4%, 4/01/2044	1,000,000	1,005,852
Greer, SC, Corp. Forgreer Installment Purchase Rev. (City Improvement Project), “A”, 4.125%, 9/01/2049	1,000,000	970,962
Greer, SC, Corp. Forgreer Installment Purchase Rev. (City Improvement Projects), 5%, 9/01/2055	2,000,000	2,077,913
Laurens County, SC, Public Facilities Corp., Installment Purchase Rev. (Laurens County Public Facilities Project), 5%, 9/01/2049	1,000,000	1,046,014
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	120,000	139,863
Orangeburg County, SC, Facilities Corp., Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	950,000	877,561
Scago, SC, Educational Facilities, Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	1,004,518
Scago, SC, Educational Facilities, Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	1,004,218
South Carolina Job-Economic Develepment Authority, Health Care Facilities Rev. (R.D. Anderson Applied Technology Center Project), 5%, 4/01/2055	2,000,000	2,060,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
South Carolina Woodruff Facilities Corp., Installment Purchase Rev. (Riverbend Athletic Complex), 5%, 4/01/2050	$2,335,000	$2,420,656
South Carolina Woodruff Facilities Corp., Installment Purchase Rev. (Riverbend Athletic Complex), 5%, 4/01/2055	1,665,000	1,709,114
Summerville, SC, Municipal Facilities Corp., Installment Purchase Rev., 5%, 10/01/2050	1,625,000	1,715,211
		$26,476,485
Tax - Other – 3.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$145,000	$145,848
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	375,000	394,429
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2040	920,000	915,957
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2041	470,000	465,492
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4.25%, 12/01/2049	1,000,000	953,511
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	1,008,264
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	95,190
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	283,964
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2041	780,000	788,791
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2042	500,000	504,420
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2044	500,000	500,659
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,006,626
		$8,063,151
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$246,222
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	465,000	364,026
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	415,000	380,935
		$991,183
Toll Roads – 1.0%
Virginia Small Business Financing Authority, Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$847,361
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	632,706
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	920,000	963,451
		$2,443,518
Universities - Colleges – 6.5%
College of Charleston, SC, Higher Education Facilities Rev., “A”, AGM, 4.25%, 4/01/2050	$2,000,000	$2,000,119
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	54,567
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	68,690
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	390,402
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	3,000,000	2,253,315
South Carolina Clemson University Athletic Facilities Rev., “A”, 5%, 5/01/2050	500,000	528,534
South Carolina Clemson University Higher Education Rev. (Manning Hall Project), “A”, 5%, 5/01/2054	1,500,000	1,569,026
South Carolina Clemson University Higher Education Rev., “A”, 5%, 5/01/2048	2,000,000	2,117,725
South Carolina Job-Economic Develepment Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2050	1,350,000	1,446,852
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	1,000,000	1,020,288
South Carolina Jobs-Economic Development Authority Rev. (Wofford College), 5%, 4/01/2049	2,000,000	2,029,354
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2045	1,170,000	1,288,809
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	2,003,993
		$16,771,674
Universities - Dormitories – 0.2%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University O'Connell Project), “A”, AGM, 5.25%, 7/01/2056	$535,000	$561,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 4.7%
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	$25,000	$25,164
Rock Hill, SC, Combined Utility System Refunding Rev., 5%, 1/01/2046	400,000	428,217
Rock Hill, SC, Combined Utility System Refunding Rev., 5%, 1/01/2047	385,000	409,661
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	941,143
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	2,660,000	2,734,385
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	618,876
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	505,885
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,100,528
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,215,426
South Carolina Public Service Authority Obligation Refunding Rev., “B”, AGM, 5%, 12/01/2049	2,000,000	2,101,858
		$12,081,143
Utilities - Other – 5.2%
Alabama Energy Southeast Cooperative District Energy Supply Rev., “B”, 5%, 11/01/2033	$255,000	$271,720
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	910,000	980,559
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,230,000	1,292,637
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	1,080,000	1,135,906
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,265,408
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,050,000	1,080,490
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	810,000	845,230
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,151,636
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.25%, 11/15/2028	85,000	88,502
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	855,000	892,066
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,143,889
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	730,009
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	315,000	316,028
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,096,398
		$13,290,478
Water & Sewer Utility Revenue – 12.3%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$951,500
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,032,867
Beaufort-Jasper Counties, SC, Waterworks & Sewer System Rev., “A”, 4%, 3/01/2050	4,000,000	3,876,192
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., 5%, 1/01/2047	3,000,000	3,169,073
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., “A”, 5%, 1/01/2054	2,000,000	2,115,490
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,056,973
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2050	2,000,000	2,111,657
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	528,667
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,157,053
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2051	1,725,000	1,825,082
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,467,206
Grand Strand, SC, Waterworks & Sewer Authority, System Improvement Rev., 5%, 6/01/2050	2,720,000	2,909,156
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	410,000	410,162
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	300,000	307,836
Metropolitan, SC, Sewer System Rev., 4%, 6/01/2049	500,000	475,853
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,431,623
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,577,681
South Carolina Inman-Campobello Water District, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,045,561
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	2,000,000	1,981,190
West Columbia, SC, Water & Sewer System Improvement Rev., 5%, 6/01/2055	1,000,000	1,038,112
		$31,468,934
Total Municipal Bonds		$250,162,110
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$373,154	$135,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$347,333	$249,646
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	2,816,201	$2,816,201

Other Assets, Less Liabilities – 1.1%		2,938,245
Net Assets – 100.0%		$256,301,810

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,816,201 and
$250,547,364, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,308,626, representing 1.7% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	1/8/2021-10/5/2021	$242,830	$243,000
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$250,411,756	$—	$250,411,756
U.S. Corporate Bonds	—	135,608	—	135,608
Investment Companies	2,816,201	—	—	2,816,201
Total	$2,816,201	$250,547,364	$—	$253,363,565
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,456,699	$13,500,619	$20,141,173	$(589)	$645	$2,816,201

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$89,478	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
South Carolina	81.1%
Puerto Rico	2.9%
Alabama	2.2%
New York	1.7%
Maryland	1.3%
Illinois	1.0%
North Carolina	1.0%
Tennessee	0.8%
Texas	0.8%
California	0.7%
Wisconsin	0.6%
Virginia	0.6%
Arkansas	0.6%
Guam	0.5%
Pennsylvania	0.4%
Kentucky	0.4%
U.S. Virgin Islands	0.3%
New Hampshire	0.3%
Florida	0.3%
Minnesota	0.3%
Colorado	0.2%
Ohio	0.2%
Washington DC	0.1%
New Jersey	0.1%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.